Note G - Assets Held For Sale (Detail) - Purchase Price Allocation (USD $)	Sep. 30, 2012	Jul. 31, 2010
Cash	$ 1,252,000	$ 1,032,000
Receivables	902,000
Inventory	55,000	22,000
Other current assets	297,000
Property and equipment	52,578,000	8,390,000
Other assets	1,413,000
Accounts payable and accrued liabilities	(7,281,000)	(842,000)
Notes payable	(39,300,000)
Net assets	$ 9,916,000